Segment Information - Schedule of Earnings (Loss) from Continuing Operations before Income Taxes by Segment (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting, Revenue Reconciling Item [Line Items]
Income (loss) before income taxes	$ (206.0)	$ (76.0)	$ (104.3)	$ (271.0)	$ (407.1)
Interest expense, net	(125.4)	(234.2)
Operating Segments
Segment Reporting, Revenue Reconciling Item [Line Items]
Income (loss) before income taxes	390.2	444.2	$ 568.6	$ 467.4	$ 351.4
Operating Segments | Americas
Segment Reporting, Revenue Reconciling Item [Line Items]
Income (loss) before income taxes	260.3	270.6
Operating Segments | Asia Pacific
Segment Reporting, Revenue Reconciling Item [Line Items]
Income (loss) before income taxes	98.9	116.8
Operating Segments | Europe, Middle East, & Africa
Segment Reporting, Revenue Reconciling Item [Line Items]
Income (loss) before income taxes	31.0	56.8
Corporate
Segment Reporting, Revenue Reconciling Item [Line Items]
Income (loss) before income taxes	(470.8)	(286.0)
Segment Reconciling Items
Segment Reporting, Revenue Reconciling Item [Line Items]
Interest expense, net	$ (125.4)	$ (234.2)